Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Trading revenues
Trading revenues	SFr 1,254	SFr 927	SFr 182	SFr 2,181	SFr 1,022
Interest rate products
Trading revenues
Trading revenues	1,374	(2,248)	(334)	(874)	96
Foreign exchange products
Trading revenues
Trading revenues	539	571	(60)	1,110	(275)
Equity/index-related products
Trading revenues
Trading revenues	(375)	319	114	(56)	854
Credit products
Trading revenues
Trading revenues	(682)	1,899	198	1,217	(130)
Commodity, emission and energy products
Trading revenues
Trading revenues	69	28	36	97	84
Other trading securities
Trading revenues
Trading revenues	329	SFr 358	228	687	393
Bank
Trading revenues
Trading revenues	SFr 1,227		SFr 231	2,105	1,087
Bank | Interest rate products
Trading revenues
Trading revenues				(921)	94
Bank | Foreign exchange products
Trading revenues
Trading revenues				1,113	(276)
Bank | Equity/index-related products
Trading revenues
Trading revenues				(88)	924
Bank | Credit products
Trading revenues
Trading revenues				1,217	(130)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				97	84
Bank | Other trading securities
Trading revenues
Trading revenues				SFr 687	SFr 391